Shareholder Report, Average Annual Return (Details)	3 Months Ended	6 Months Ended	10 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Select STOXX Europe Aerospace & Defense ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	3.91%	36.67%	68.23%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.62%	9.21%	11.60%
STOXX Europe Total Market Aerospace & Defense Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.24%	40.18%	70.77%